Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		15 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2016	Aug. 31, 2015
Cash flows from operating activities:
Net loss	$ (1,027,259)	$ (25,812)	$ (400,207)	$ (212,593)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Stock based compensation	656,676	4,826	193,025	129,550
Depreciation and amortization	10,000		4,765
Amortization of capitalized financing costs	169,152
Accounts receivable	(262,661)	(1,982)	(486)	52,241
Prepaid expenses	14,740	15,000	260	(15,000)
Inventory	(237,186)	8,897	5,992	(1,758)
Accounts payable and accrued expenses	396,172	18,598	25,150	(57,475)
Customer advances	(20,880)		20,880
Net cash (used in) provided by operating activities	(301,246)	19,527	(150,621)	(105,035)
Cash flows from financing activities:
Proceeds from issuance of common stock		6,000	68,001	112,000
Repayment of notes payable	(18,500)		18,500
Proceeds form convertible notes payable, , net of financing costs of $12,500			75,000	6,000
Repayment of convertible notes payable	(14,082)		(27,740)
Proceeds from loans payable	364,820
Repayment of loans payable	(49,450)
Proceeds from line of credit	557,000
Proceeds from loan payable - stockholder			10,000	20,000
Repayment of loan payable - stockholder			(10,000)	(10,000)
Net cash provided by financing activities	839,788	6,000	133,761	128,000
Cash flows (used in) investment activities:
Fixed assets acquired	(75,000)
Intangible assets acquired	(375,000)
Net cash (used in) investment activities	(450,000)
Net increase in cash and cash equivalents	88,542	25,527	(16,860)	22,965
Cash and cash equivalents at beginning of period	27,241	44,101	44,101
Cash and cash equivalents at end of period	115,783	69,628	115,783	69,628
Supplemental cash flow information:
Cash paid during the period for: Interest	36,374	1,341	8,483	1,500
Non-cash transactions: Supplemental Schedule of non-cash investing and financing activities:
Forgiven rent converted to additional paid in capital				3,000
Conversion of debt to common stock and additional paid in capital	27,500		$ 10,817
Shares issued for financing costs	$ 350,000